Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Australia 5.2%
Charter Hall Group	9,692	97,145
Charter Hall Retail REIT	37,078	103,687
Cromwell Property Group	213,533	134,347
Dexus	68,501	490,788
Goodman Group	62,659	859,901
Lendlease Corp. Ltd.	156,658	1,629,792
Mirvac Group	468,035	884,293
REA Group Ltd.	1,349	143,606
Scentre Group	717,744	1,468,209
Shopping Centres Australasia Property Group	48,174	90,246
Stockland	361,613	1,200,975
The GPT Group	121,491	419,901
Vicinity Centres	411,904	497,204
		8,020,094

Austria 0.2%
CA Immobilien Anlagen AG	3,899	135,063
IMMOFINANZ AG *	6,567	122,213
		257,276

Belgium 0.2%
Befimmo S.A.	2,166	95,922
Cofinimmo S.A.	1,464	218,041
		313,963

Brazil 0.3%
BR Malls Participacoes S.A. *	89,922	164,322
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	40,089	202,488
Multiplan Empreendimentos Imobiliarios S.A.	18,400	77,860
		444,670

Canada 2.8%
Allied Properties Real Estate Investment Trust	5,950	187,017
Artis Real Estate Investment Trust	34,453	284,389
Boardwalk Real Estate Investment Trust	6,180	164,791
Canadian Apartment Properties REIT	7,541	297,065
Chartwell Retirement Residences	24,900	216,463
Choice Properties Real Estate Investment Trust	14,300	145,896
Colliers International Group, Inc.	2,469	220,227
Cominar Real Estate Investment Trust	56,493	388,452
Crombie Real Estate Investment Trust (a)	10,600	120,063
Security	Number of Shares	Value ($)
Dream Office Real Estate Investment Trust	14,569	236,703
First Capital Real Estate Investment Trust	17,685	212,024
FirstService Corp.	1,300	177,297
Granite Real Estate Investment Trust	2,348	138,400
H&R Real Estate Investment Trust	62,371	680,044
RioCan Real Estate Investment Trust	44,149	596,268
SmartCentres Real Estate Investment Trust	15,489	287,310
		4,352,409

China 10.2%
Agile Group Holdings Ltd.	459,000	662,723
Beijing Capital Land Ltd., H Shares	482,000	85,906
China Aoyuan Group Ltd.	132,000	137,450
China Evergrande Group	526,000	1,109,171
China Jinmao Holdings Group Ltd.	799,000	411,751
China Merchants Shekou Industrial Zone Holdings Co., Ltd., A Shares	47,700	106,218
China Overseas Grand Oceans Group Ltd.	169,000	100,793
China Overseas Land & Investment Ltd.	691,000	1,682,439
China Resources Land Ltd.	371,000	1,605,572
China SCE Group Holdings Ltd.	345,000	157,984
China South City Holdings Ltd.	1,298,000	140,703
China Vanke Co., Ltd., A Shares	76,400	356,363
China Vanke Co., Ltd., H Shares	214,700	815,462
CIFI Holdings Group Co., Ltd.	386,000	333,598
Country Garden Holdings Co., Ltd.	1,001,000	1,320,007
Fantasia Holdings Group Co., Ltd. *	561,000	109,218
Gemdale Properties & Investment Corp., Ltd.	414,000	68,370
Greentown China Holdings Ltd.	173,500	250,894
Guangzhou R&F Properties Co., Ltd., H Shares	476,600	621,920
Kaisa Group Holdings Ltd. *	386,000	203,076
KWG Group Holdings Ltd.	146,500	200,424
KWG Living Group Holdings Ltd *	76,500	59,218
Logan Property Holdings Co., Ltd.	108,000	180,799
Longfor Group Holdings Ltd.	148,500	970,422
Poly Developments and Holdings Group Co., Ltd., A Shares	81,900	214,084
Poly Property Group Co., Ltd.	657,000	203,455
Powerlong Real Estate Holdings Ltd.	320,000	230,996
Ronshine China Holdings Ltd. *	72,500	54,853
Seazen Group Ltd. *	220,000	194,701
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., A Shares	6,400	11,316
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	66,000	51,375
Shenzhen Investment Ltd.	889,563	325,587
Shimao Group Holdings Ltd.	214,500	799,479
Sino-Ocean Group Holding Ltd.	1,514,000	317,672

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SOHO China Ltd. *(a)	349,000	108,518
Sunac China Holdings Ltd.	129,000	494,595
Sunac Services Holdings Ltd *	4,311	6,641
Times China Holdings Ltd.	103,000	151,000
Yanlord Land Group Ltd.	325,200	268,473
Yuexiu Property Co., Ltd.	1,466,000	304,731
Yuzhou Properties Co., Ltd.	535,503	212,836
		15,640,793

France 1.5%
Covivio	4,642	378,313
Gecina S.A.	2,564	390,061
ICADE	4,328	319,838
Klepierre S.A.	28,091	620,530
Mercialys S.A.	19,799	155,987
Nexity S.A.	10,633	412,614
		2,277,343

Germany 2.5%
alstria Office REIT-AG	7,218	116,149
Aroundtown S.A. *	33,995	235,281
Deutsche Euroshop AG *	7,040	146,469
Deutsche Wohnen SE	14,310	717,699
Grand City Properties S.A.	6,547	155,059
LEG Immobilien AG	3,041	432,524
TAG Immobilien AG *	8,986	268,648
Vonovia SE	25,999	1,777,801
		3,849,630

Hong Kong 9.5%
CK Asset Holdings Ltd.	374,500	2,046,403
Fortune REIT	125,000	114,236
Hang Lung Group Ltd.	198,000	499,020
Hang Lung Properties Ltd.	216,000	534,044
Henderson Land Development Co., Ltd.	130,866	550,209
Hongkong Land Holdings Ltd.	156,541	635,470
Hysan Development Co., Ltd.	60,500	243,468
K Wah International Holdings Ltd.	361,000	179,575
Kerry Properties Ltd. (a)	171,000	438,106
Link REIT	97,500	852,451
New World Development Co., Ltd.	315,460	1,598,292
Road King Infrastructure Ltd.	95,000	127,462
Shui On Land Ltd.	1,343,500	185,495
Sino Land Co., Ltd.	460,583	628,755
Sun Hung Kai Properties Ltd.	211,500	2,811,344
Swire Properties Ltd.	99,600	303,809
The Wharf Holdings Ltd.	615,000	1,521,331
Wharf Real Estate Investment Co., Ltd.	295,200	1,372,109
		14,641,579

Japan 7.0%
Aeon Mall Co., Ltd.	22,000	351,605
Daito Trust Construction Co., Ltd.	16,320	1,595,874
Heiwa Real Estate Co., Ltd.	3,600	117,782
Hulic Co., Ltd.	27,100	274,046
Leopalace21 Corp. *	211,700	314,199
Mitsubishi Estate Co., Ltd.	108,600	1,868,372
Mitsui Fudosan Co., Ltd.	126,500	2,638,931
Nomura Real Estate Holdings, Inc.	26,200	563,149
Open House Co., Ltd.	5,200	205,260
Relo Group, Inc.	6,900	192,163
Starts Corp., Inc.	6,500	175,073
Sumitomo Realty & Development Co., Ltd.	43,000	1,398,822
Security	Number of Shares	Value ($)
Tokyo Tatemono Co., Ltd.	30,200	413,217
Tokyu Fudosan Holdings Corp.	137,200	662,222
		10,770,715

Mexico 0.4%
Fibra Uno Administracion S.A. de C.V.	366,700	364,700
Macquarie Mexico Real Estate Management S.A. de C.V.	101,700	129,073
PLA Administradora Industrial S de RL de C.V.	82,100	117,400
		611,173

Netherlands 1.6%
Eurocommercial Properties N.V. CVA *	10,328	178,164
Unibail-Rodamco-Westfield	29,104	2,047,870
Wereldhave N.V.	14,683	191,850
		2,417,884

Philippines 0.5%
Ayala Land, Inc. (b)	473,732	374,619
Megaworld Corp. *(b)	1,673,000	133,492
SM Prime Holdings, Inc. (b)	357,800	268,251
		776,362

Singapore 1.4%
Ascendas Real Estate Investment Trust	142,591	314,883
CapitaLand Integrated Commercial Trust	213,228	307,207
CapitaLand Ltd.	303,600	702,840
Mapletree Commercial Trust	82,427	124,572
Mapletree Industrial Trust	63,047	137,657
Mapletree Logistics Trust	94,044	137,601
Mapletree North Asia Commercial Trust	161,615	107,824
Suntec Real Estate Investment Trust	111,000	124,146
UOL Group Ltd.	46,480	253,093
		2,209,823

South Africa 0.9%
Emira Property Fund Ltd.	197,645	83,089
Growthpoint Properties Ltd.	507,736	389,883
Hyprop Investments Ltd. *	100,879	183,437
NEPI Rockcastle plc	32,752	166,612
Redefine Properties Ltd. *	1,799,193	276,623
Resilient REIT Ltd.	25,212	61,670
SA Corporate Real Estate Ltd.	1,201,615	108,629
Vukile Property Fund Ltd.	223,890	100,097
		1,370,040

Sweden 0.9%
Castellum AB	15,504	384,510
Fabege AB	10,510	165,523
Fastighets AB Balder, B Shares *	1,820	90,952
Kungsleden AB	14,799	156,182
LE Lundbergfortagen AB, B Shares *	6,753	346,686
Wallenstam AB, B Shares	7,618	114,996
Wihlborgs Fastigheter AB	7,329	161,900
		1,420,749

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Switzerland 0.8%
Allreal Holding AG	1,316	277,391
Mobimo Holding AG *	527	153,525
PSP Swiss Property AG	1,632	198,433
Swiss Prime Site AG	6,124	551,752
		1,181,101

Taiwan 0.4%
Cathay Real Estate Development Co., Ltd.	141,000	104,166
Farglory Land Development Co., Ltd.	71,000	130,106
Highwealth Construction Corp.	192,470	300,628
Ruentex Development Co., Ltd.	106,420	157,098
		691,998

Thailand 0.7%
AP Thailand PCL NVDR	570,361	131,908
Central Pattana PCL NVDR	126,800	212,643
Land & Houses PCL NVDR	977,200	253,571
Pruksa Holding PCL NVDR	224,630	92,849
Quality Houses PCL	879,400	67,421
Sansiri PCL NVDR	4,544,383	118,743
Supalai PCL NVDR	238,182	140,893
		1,018,028

United Arab Emirates 1.2%
Aldar Properties PJSC	607,996	501,628
DAMAC Properties Dubai Co. PJSC *	1,056,610	339,511
Emaar Development PJSC *	116,607	85,742
Emaar Malls PJSC *	239,667	118,932
Emaar Properties PJSC *	987,320	851,819
		1,897,632

United Kingdom 2.3%
Big Yellow Group plc	7,361	110,986
Derwent London plc	4,420	179,190
Grainger plc	37,255	139,734
Great Portland Estates plc	18,572	158,963
Hammerson plc	396,813	112,995
Intu Properties plc *(a)(b)	2,915,975	20,712
Land Securities Group plc	90,666	792,917
McCarthy & Stone plc *	180,909	282,179
Safestore Holdings plc	10,007	102,906
Savills plc *	22,049	267,915
Segro plc	27,867	337,169
St. Modwen Properties plc	25,609	123,917
The British Land Co., plc	116,190	726,395
The Unite Group plc *	9,075	119,290
Workspace Group plc	7,413	67,548
		3,542,816

United States 49.1%
Acadia Realty Trust	8,689	123,384
Alexander & Baldwin, Inc.	16,741	261,997
Alexandria Real Estate Equities, Inc.	3,470	568,143
American Assets Trust, Inc.	3,642	104,489
American Campus Communities, Inc.	12,762	507,928
American Finance Trust, Inc.	11,177	82,486
American Homes 4 Rent, Class A	10,038	288,291
American Tower Corp.	11,121	2,571,175
Americold Realty Trust	3,754	128,124
Apartment Investment & Management Co., Class A	15,260	463,141
Security	Number of Shares	Value ($)
Apple Hospitality REIT, Inc.	48,067	637,368
Ashford Hospitality Trust, Inc.	34,972	92,676
AvalonBay Communities, Inc.	7,516	1,252,090
Boston Properties, Inc.	14,247	1,398,485
Brandywine Realty Trust	25,084	279,185
Brixmor Property Group, Inc.	48,404	739,129
Brookfield Property REIT, Inc., Class A (a)	14,648	229,534
Camden Property Trust	5,835	576,673
CBRE Group, Inc., Class A *	33,028	2,019,332
Chatham Lodging Trust	12,856	141,545
Colony Capital, Inc.	219,494	948,214
Columbia Property Trust, Inc.	19,945	278,831
CoreCivic, Inc.	50,540	358,329
CorePoint Lodging, Inc.	28,633	186,401
CoreSite Realty Corp.	1,258	157,741
Corporate Office Properties Trust	10,998	292,877
Cousins Properties, Inc.	6,504	217,299
Crown Castle International Corp.	16,629	2,786,522
CubeSmart	10,831	352,332
Cushman & Wakefield plc *	6,669	99,368
CyrusOne, Inc.	3,894	272,230
DiamondRock Hospitality Co.	46,829	352,154
Digital Realty Trust, Inc.	34,207	4,609,393
Diversified Healthcare Trust	134,814	594,530
Douglas Emmett, Inc.	10,521	325,835
Duke Realty Corp.	17,098	650,750
EastGroup Properties, Inc.	1,276	173,957
Empire State Realty Trust, Inc., Class A	24,914	225,472
EPR Properties	7,637	275,085
Equinix, Inc.	2,502	1,745,871
Equity Commonwealth	8,005	212,213
Equity LifeStyle Properties, Inc.	5,701	334,022
Equity Residential	25,043	1,450,491
Essex Property Trust, Inc.	3,099	761,982
Extra Space Storage, Inc.	5,546	625,201
Federal Realty Investment Trust	5,096	444,473
First Industrial Realty Trust, Inc.	5,231	219,074
Franklin Street Properties Corp.	26,677	123,781
Gaming & Leisure Properties, Inc.	11,495	477,502
Global Net Lease, Inc.	7,067	117,948
Healthcare Realty Trust, Inc.	8,655	255,322
Healthcare Trust of America, Inc., Class A	11,656	303,406
Healthpeak Properties, Inc.	39,745	1,147,041
Hersha Hospitality Trust	18,551	150,263
Highwoods Properties, Inc.	10,073	385,796
Host Hotels & Resorts, Inc.	155,033	2,175,113
Hudson Pacific Properties, Inc.	10,706	278,356
Investors Real Estate Trust	1,508	104,655
Invitation Homes, Inc.	15,070	430,701
Iron Mountain, Inc.	44,219	1,216,022
JBG SMITH Properties	6,156	189,235
Jones Lang LaSalle, Inc. *	9,050	1,197,224
Kennedy-Wilson Holdings, Inc.	11,705	187,046
Kilroy Realty Corp.	5,947	363,718
Kimco Realty Corp.	46,363	669,482
Kite Realty Group Trust	15,716	226,310
Lamar Advertising Co., Class A	7,635	607,822
Lexington Realty Trust	23,785	242,845
Life Storage, Inc.	2,801	307,326
LTC Properties, Inc.	2,412	89,340
Mack-Cali Realty Corp.	13,350	182,361
Marcus & Millichap, Inc. *	2,375	85,144
Medical Properties Trust, Inc.	17,714	343,652
Mid-America Apartment Communities, Inc.	6,007	757,843
National Health Investors, Inc.	2,215	143,222
National Retail Properties, Inc.	8,421	317,472

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
New Senior Investment Group, Inc.	33,821	187,030
Newmark Group, Inc., Class A	16,128	113,219
Office Properties Income Trust	6,578	150,307
Omega Healthcare Investors, Inc.	14,051	494,876
Outfront Media, Inc.	29,840	565,170
Paramount Group, Inc.	27,186	251,470
Park Hotels & Resorts, Inc.	72,521	1,183,543
Pebblebrook Hotel Trust	16,220	300,070
Pennsylvania Real Estate Investment Trust	67,218	73,940
Physicians Realty Trust	8,190	142,096
Piedmont Office Realty Trust, Inc., Class A	20,700	323,541
Preferred Apartment Communities, Inc., Class A	8,589	67,080
Prologis, Inc.	18,429	1,843,821
PS Business Parks, Inc.	1,108	146,034
Public Storage	6,836	1,534,409
QTS Realty Trust, Inc., Class A	2,483	147,515
Realogy Holdings Corp. *	111,542	1,373,082
Realty Income Corp.	11,226	673,223
Regency Centers Corp.	9,970	454,433
Retail Opportunity Investments Corp.	11,158	144,831
Retail Properties of America, Inc., Class A	46,951	380,303
RLJ Lodging Trust	42,396	522,743
RPT Realty	17,805	130,511
Ryman Hospitality Properties, Inc.	5,798	372,174
Sabra Health Care REIT, Inc.	12,690	209,131
SBA Communications Corp.	1,588	456,042
Seritage Growth Properties, Class A *(a)	6,598	108,603
Service Properties Trust	77,900	923,894
Simon Property Group, Inc.	36,822	3,040,393
SITE Centers Corp.	40,680	410,461
SL Green Realty Corp.	14,345	830,575
Spirit Realty Capital, Inc.	8,837	325,555
STAG Industrial, Inc.	4,769	142,021
STORE Capital Corp.	7,797	253,870
Summit Hotel Properties, Inc.	22,416	194,795
Sun Communities, Inc.	2,822	392,258
Sunstone Hotel Investors, Inc.	47,674	500,577
Tanger Factory Outlet Centers, Inc. (a)	31,870	301,171
Taubman Centers, Inc.	9,036	386,018
The GEO Group, Inc.	38,364	362,540
The Howard Hughes Corp. *	2,695	196,007
The Macerich Co. (a)	60,524	605,240
UDR, Inc.	14,545	559,546
Uniti Group, Inc.	56,211	577,849
Urban Edge Properties	13,565	176,074
Ventas, Inc.	46,651	2,235,049
VEREIT, Inc.	120,191	852,154
VICI Properties, Inc.	12,376	312,989
Vornado Realty Trust	19,958	776,566
Washington Prime Group, Inc.	382,487	390,137
Washington Real Estate Investment Trust	7,882	182,941
Weingarten Realty Investors	14,641	306,143
Welltower, Inc.	40,205	2,532,111
WP Carey, Inc.	7,805	540,184
Xenia Hotels & Resorts, Inc.	29,795	419,812
		75,567,897
Total Common Stock
(Cost $147,835,927)		153,273,975

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

China 0.0%
Sino Ocean Group Holding Ltd R *(b)	6,056	—

Singapore 0.0%
Ascendas Real Estate Investment Trust *(b)	5,597	42
Total Rights
(Cost $—)		42

Other Investment Companies 1.2% of net assets

United States 1.2%
Equity Funds 0.0%
iShares Core US REIT ETF	600	28,392
Securities Lending Collateral 1.2%
Wells Fargo Government Money Market Fund, Select Class 0.02% (c)	1,920,563	1,920,563
Total Other Investment Companies
(Cost $1,949,083)		1,948,955
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Brown Brothers Harriman
Australian Dollar
(0.16%), 12/01/20 (d)(e)	5,114	3,754
Canadian Dollar
0.01%, 12/01/20 (d)	6,344	4,885
Euro
(0.69%), 12/01/20 (d)(e)	4,354	5,194
Hong Kong Dollar
0.00%, 12/01/20 (d)	136,082	17,556
Japanese Yen
(0.26%), 12/01/20 (d)(e)	600,199	5,749
Pound Sterling
0.01%, 12/01/20 (d)	3,250	4,333
Singapore Dollar
0.02%, 12/01/20 (d)	21,531	16,054
South African Rand
3.25%, 12/01/20 (d)	17,919	1,157
Swedish Krona
(0.28%), 12/01/20 (d)(e)	32,762	3,820
Swiss Franc
(1.42%), 12/01/20 (d)(e)	3,423	3,767
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.01%, 12/01/20 (d)	346,583	346,583
Total Short-Term Investments
(Cost $412,852)		412,852

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 12/18/20	9	295,830	(2,758)
MSCI EAFE Index, expires 12/18/20	2	203,300	(3,119)
MSCI Emerging Markets Index, expires 12/18/20	3	180,345	(3,296)
Net Unrealized Depreciation			(9,173)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,717,301.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
ETF –	Exchange-traded fund
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$80,976,149	$—	$—	$80,976,149
Australia	—	8,020,094	—	8,020,094
Austria	—	257,276	—	257,276
Belgium	—	313,963	—	313,963
China	65,859	15,574,934	—	15,640,793
France	—	2,277,343	—	2,277,343
Germany	116,149	3,733,481	—	3,849,630
Hong Kong	—	14,641,579	—	14,641,579
Japan	—	10,770,715	—	10,770,715
Netherlands	—	2,417,884	—	2,417,884
Philippines	—	—	776,362	776,362
Singapore	—	2,209,823	—	2,209,823
South Africa	520,348	849,692	—	1,370,040
Sweden	—	1,420,749	—	1,420,749
Switzerland	—	1,181,101	—	1,181,101
Taiwan	—	691,998	—	691,998
Thailand	—	1,018,028	—	1,018,028
United Arab Emirates	—	1,897,632	—	1,897,632
United Kingdom	349,727	3,172,377	20,712	3,542,816
Rights[1]
China	—	—	—*	—
Singapore	—	—	42	42
Other Investment Companies[1]	1,948,955	—	—	1,948,955
Short-Term Investments[1]	—	412,852	—	412,852
Liabilities
Futures Contracts[2]	(9,173)	—	—	(9,173)
Total	$83,968,014	$70,861,521	$797,116	$155,626,651
*	Level 3 amount shown includes securities determined to have no value at November 30, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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